T. ROWE PRICE Target 2065 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 0.8%
T. Rowe Price Funds:
New Income Fund  84 103 48 17,783 143
U.S. Treasury Long-Term Index
Fund  64 56 21 13,740 102
International Bond Fund (USD
Hedged)  30 30 19 4,917 42
Dynamic Global Bond Fund  22 10 3 3,791 30
Limited Duration Inflation Focused
Bond Fund  65 19 83 121 1
Total Bond Mutual Funds (Cost $316) 318
EQUITY MUTUAL FUNDS 98.8%
T. Rowe Price Funds:
Value Fund  4,736 2,254 565 136,530 6,480
Growth Stock Fund  4,497 1,950 727 56,257 5,976
U.S. Large-Cap Core Fund  3,106 1,427 364 100,017 4,180
Equity Index 500 Fund  3,168 1,187 643 26,332 4,129
Overseas Stock Fund  2,354 1,095 266 239,463 3,211
International Value Equity Fund  2,292 954 253 168,934 3,132
International Stock Fund  2,018 893 225 133,711 2,748
Real Assets Fund  1,907 883 226 173,949 2,555
Mid-Cap Growth Fund  1,105 575 127 14,743 1,463
Mid-Cap Value Fund  1,050 550 120 43,268 1,404
Emerging Markets Discovery Stock
Fund  840 355 93 78,703 1,114
Emerging Markets Stock Fund  637 428 87 28,706 972
Small-Cap Value Fund  615 307 74 15,737 829
Small-Cap Stock Fund  664 320 178 13,541 765
New Horizons Fund (2) 447 223 56 10,878 609
Total Equity Mutual Funds (Cost $35,490) 39,567
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  4 287 286 55 5
Total Other Mutual Funds (Cost $5) 5

T. ROWE PRICE Target 2065 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds  0.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 183 501 493 190,784 191
Total Short-Term Investments (Cost $191) 191
Total Investments in Securities 100.1%
(Cost $36,002) $ 40,081
Other Assets Less Liabilities (0.1)% (30)
Net Assets 100.0% $ 40,051
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ 1 $ 1
Emerging Markets Discovery Stock Fund  1 12 43
Emerging Markets Stock Fund  (2) (6) 17
Equity Index 500 Fund  2 417 37
Growth Stock Fund  380 256 11
International Bond Fund (USD Hedged)  — 1 1
International Stock Fund  16 62 46
International Value Equity Fund  (5) 139 93
Limited Duration Inflation Focused Bond Fund  3 — —
Mid-Cap Growth Fund  127 (90) 9
Mid-Cap Value Fund  140 (76) 26
New Horizons Fund  27 (5) —
New Income Fund  (2) 4 5
Overseas Stock Fund  (6) 28 93
Real Assets Fund  (5) (9) 57
Small-Cap Stock Fund  107 (41) 10
Small-Cap Value Fund  60 (19) 12
Transition Fund  (4) — —
U.S. Large-Cap Core Fund  208 11 45
U.S. Treasury Long-Term Index Fund  (2) 3 2
Value Fund  369 55 102
U.S. Treasury Money Fund, 4.44% — — 5
Totals $ 1,414# $ 743 $ 615+
# Capital gain distributions from underlying Price funds represented $1,435 of the net realized gain (loss).
+ Investment income comprised $615 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2065 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2065 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1311-054Q3 02/25